Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 23, 2011
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000897111
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 23, 2011
Prospectus Date	rr_ProspectusDate	Aug 15, 2011

Eagle Investment Grade Bond Fund
Eagle Mutual Funds SUMMARY OF INVESTMENT GRADE BOND FUND | 8.15.2011
Investment objective
The Eagle Investment Grade Bond Fund ("Investment Grade Bond Fund" or the "fund") seeks current income and preservation of capital.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Investment Grade Bond Fund.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees -	Eagle Investment Grade Bond Fund Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses -		Eagle Investment Grade Bond Fund Class R-6
Management Fees		0.30%
Distribution and Service (12b-1) Fees		none
Other Expenses		4.52%
Shareholder Service Fees		none
Remainder of Other Expenses		4.52%
Total Annual Fund Operating Expenses	[1]	4.82%
Fee Waivers and Expense Reimbursements		(4.32%)
Net Expenses		0.50%
[1]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its management fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.50% of the R-6 class' average daily net assets through August 15, 2012. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's management fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Year 1	Year 3	Year 5	Year 10
Eagle Investment Grade Bond Fund Class R-6	51	1,060	2,073	4,621

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual fund operating expenses or in the Expense example, affect the fund's performance. Since the fund's inception on March 1, 2010, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies
During normal market conditions, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign investment grade fixed income instruments of varying maturities. Investment grade is defined as securities rated BBB- or better by Standard & Poor's Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization or, for unrated securities, those that are determined to be of equivalent quality by the fund's Portfolio Managers. The average portfolio duration of the fund is expected to vary and may generally range anywhere from two to seven years based upon economic and market conditions. The fund's strategy is to actively allocate assets among market sectors. The fund expects to invest in a variety of fixed income securities including, but not limited to:

corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;
bank certificates of deposit;
debt securities issued by states or local governments and their agencies;
obligations of non-U.S. Governments and their subdivisions, agencies and government sponsored enterprises;
obligations of international agencies or supranational entities (such as the European Union);
obligations issued or guaranteed by the U.S. Government and its agencies;
mortgage-backed securities and asset-backed securities;
commercial real estate securities; and
floating rate instruments.

In addition, the fund may invest a portion of its assets in lower-rated corporate bonds and other fixed income securities that focus on delivering high income.

Principal risks
The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund's net asset value ("NAV") may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory prospectus under "Additional Information on Investment Strategies" and "Additional Information on Risks."

Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates;
Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

  Government Sponsored Enterprises ("GSE") (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs having variations in the level of support they receive from the U.S. Government and may not be backed by the full faith and credit of the U.S. Government;

High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;
Inflation risk is the risk that high rates of inflation or changes in the market's inflation expectations may adversely affect the market value of inflation-sensitive securities;

  Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

Issuer and market risk is the risk that market conditions or other events that impact specific fixed-income issuers will have an adverse effect on the fund's yield;

  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous price or time;

Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal; and

  Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF, the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.

Performance
No performance information is presented for the fund because the fund does not have performance history for a complete calendar year. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During performance period: (Class A Shares)	Return	Quarter ended
Best Quarter	25.26%	June 30, 2009
Worst Quarter	(16.05)%	March 31, 2009

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Eagle Investment Grade Bond Fund	Inception Date	Lifetime
Class A	Mar 1, 2010	20.56%
Class A Return After Taxes on Distributions	Mar 1, 2010	19.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Mar 1, 2010	17.18%
Barclays Capital Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)		20.75%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug 15, 2011
Eagle Investment Grade Bond Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.52%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.82%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.32%)
Net Expenses	rr_NetExpensesOverAssets	0.50%
Year 1	rr_ExpenseExampleYear01	51
Year 3	rr_ExpenseExampleYear03	1,060
Year 5	rr_ExpenseExampleYear05	2,073
Year 10	rr_ExpenseExampleYear10	4,621
Eagle Investment Grade Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Lifetime	rr_AverageAnnualReturnSinceInception	20.56%
Eagle Investment Grade Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Lifetime	rr_AverageAnnualReturnSinceInception	19.11%
Eagle Investment Grade Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Lifetime	rr_AverageAnnualReturnSinceInception	17.18%
Eagle Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF INVESTMENT GRADE BOND FUND | 8.15.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Investment Grade Bond Fund ("Investment Grade Bond Fund" or the "fund") seeks current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Investment Grade Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 15, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual fund operating expenses or in the Expense example, affect the fund's performance. Since the fund's inception on March 1, 2010, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
During normal market conditions, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign investment grade fixed income instruments of varying maturities. Investment grade is defined as securities rated BBB- or better by Standard & Poor's Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization or, for unrated securities, those that are determined to be of equivalent quality by the fund's Portfolio Managers. The average portfolio duration of the fund is expected to vary and may generally range anywhere from two to seven years based upon economic and market conditions. The fund's strategy is to actively allocate assets among market sectors. The fund expects to invest in a variety of fixed income securities including, but not limited to:

corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;
bank certificates of deposit;
debt securities issued by states or local governments and their agencies;
obligations of non-U.S. Governments and their subdivisions, agencies and government sponsored enterprises;
obligations of international agencies or supranational entities (such as the European Union);
obligations issued or guaranteed by the U.S. Government and its agencies;
mortgage-backed securities and asset-backed securities;
commercial real estate securities; and
floating rate instruments.

In addition, the fund may invest a portion of its assets in lower-rated corporate bonds and other fixed income securities that focus on delivering high income.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund's net asset value ("NAV") may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory prospectus under "Additional Information on Investment Strategies" and "Additional Information on Risks."

Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates;
Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

  Government Sponsored Enterprises ("GSE") (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs having variations in the level of support they receive from the U.S. Government and may not be backed by the full faith and credit of the U.S. Government;

High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;
Inflation risk is the risk that high rates of inflation or changes in the market's inflation expectations may adversely affect the market value of inflation-sensitive securities;

  Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

Issuer and market risk is the risk that market conditions or other events that impact specific fixed-income issuers will have an adverse effect on the fund's yield;

  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous price or time;

Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal; and

  Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF, the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is presented for the fund because the fund does not have performance history for a complete calendar year. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the fund because the fund does not have performance history for a complete calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During performance period: (Class A Shares)	Return	Quarter ended
Best Quarter	25.26%	June 30, 2009
Worst Quarter	(16.05)%	March 31, 2009

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Eagle Investment Grade Bond Fund | Barclays Capital Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Lifetime	rr_AverageAnnualReturnSinceInception	20.75%

[1]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its management fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.50% of the R-6 class' average daily net assets through August 15, 2012. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's management fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Eagle Small Cap Core Value Fund
Eagle Mutual Funds SUMMARY OF SMALL CAP CORE VALUE FUND | 8.15.2011
Investment objective
The Eagle Small Cap Core Value Fund ("Small Cap Core Value Fund" or the "fund") seeks capital growth.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Core Value Fund.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees -	Eagle Small Cap Core Value Fund Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses -		Eagle Small Cap Core Value Fund Class R-6
Management Fees		0.60%
Distribution and Service (12b-1) Fees		none
Other Expenses		1.26%
Shareholder Service Fees		none
Remainder of Other Expenses		1.26%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		1.90%
Operating Expenses Fee Waivers and Expense Reimbursements	[2]	(1.01%)
Net Expenses		0.89%
[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its management fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.85% of the R-6 class' average daily net assets through August 15, 2012. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's management fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Year 1	Year 3	Year 5	Year 10
Eagle Small Cap Core Value Fund Class R-6	91	499	932	2,140

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal investment strategies
During normal market conditions, the Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund's portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately  $6 billion during the 12-month period ended June 30, 2011).

The fund's portfolio managers use a core value approach to select the fund's investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. Factors that the portfolio managers look for in selecting investments include: (1) favorable expected returns relative to perceived risk; (2) management with demonstrated ability and commitment to the company; (3) above average potential for earnings and revenue growth; (4) low market valuations relative to forecasted earnings, book value, cash flow and sales; (5) turnaround potential for companies that have been through difficult periods; (6) low debt levels relative to total capitalization; and (7) strong industry fundamentals, such as increasing or sustainable demand and barriers to entry. The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
Market timing risk arises because a fund's value may be affected by market timing, especially in small-cap securities;

  Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations;

Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;
Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Returns for Class R-6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class R-6 shares do not have the same expenses as Class A shares.

 Year to date total return (Class A shares) as of June 30, 2011 was 9.73% (not annualized).

During performance period: (Class A Shares)	Return	Quarter ended
Best Quarter	25.26%	June 30, 2009
Worst Quarter	(16.05)%	March 31, 2009

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Eagle Small Cap Core Value Fund		Inception Date	1-yr	Lifetime
Class A		Nov 3, 2008	17.31%	20.56%
Class A Return After Taxes on Distributions		Nov 3, 2008	15.59%	19.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares		Nov 3, 2008	12.86%	17.18%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)			26.85%	20.75%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	[1][2]		26.71%	24.25%
[1]	Effective January, 1, 2011, the fund added a second performance benchmark index, the Russell 2500® Index.
[2]	Lifetime period is measured from the inception date of Class A shares

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug 15, 2011
Eagle Small Cap Core Value Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Operating Expenses Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.89%
Year 1	rr_ExpenseExampleYear01	91
Year 3	rr_ExpenseExampleYear03	499
Year 5	rr_ExpenseExampleYear05	932
Year 10	rr_ExpenseExampleYear10	2,140
Eagle Small Cap Core Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	32.44%
Annual Return 2010	rr_AnnualReturn2010	23.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return (Class A shares) as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1-yr	rr_AverageAnnualReturnYear01	17.31%
Lifetime	rr_AverageAnnualReturnSinceInception	20.56%
Eagle Small Cap Core Value Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1-yr	rr_AverageAnnualReturnYear01	15.59%
Lifetime	rr_AverageAnnualReturnSinceInception	19.11%
Eagle Small Cap Core Value Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1-yr	rr_AverageAnnualReturnYear01	12.86%
Lifetime	rr_AverageAnnualReturnSinceInception	17.18%
Eagle Small Cap Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF SMALL CAP CORE VALUE FUND | 8.15.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Small Cap Core Value Fund ("Small Cap Core Value Fund" or the "fund") seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Core Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 15, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
During normal market conditions, the Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund's portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately  $6 billion during the 12-month period ended June 30, 2011).

The fund's portfolio managers use a core value approach to select the fund's investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. Factors that the portfolio managers look for in selecting investments include: (1) favorable expected returns relative to perceived risk; (2) management with demonstrated ability and commitment to the company; (3) above average potential for earnings and revenue growth; (4) low market valuations relative to forecasted earnings, book value, cash flow and sales; (5) turnaround potential for companies that have been through difficult periods; (6) low debt levels relative to total capitalization; and (7) strong industry fundamentals, such as increasing or sustainable demand and barriers to entry. The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
Market timing risk arises because a fund's value may be affected by market timing, especially in small-cap securities;

  Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations;

Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;
Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Returns for Class R-6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class R-6 shares do not have the same expenses as Class A shares.

 Year to date total return (Class A shares) as of June 30, 2011 was 9.73% (not annualized).

During performance period: (Class A Shares)	Return	Quarter ended
Best Quarter	25.26%	June 30, 2009
Worst Quarter	(16.05)%	March 31, 2009

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Eagle Small Cap Core Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	26.85%
Lifetime	rr_AverageAnnualReturnSinceInception	20.75%
Eagle Small Cap Core Value Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	26.71%	[3],[4]
Lifetime	rr_AverageAnnualReturnSinceInception	24.25%	[3],[4]

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its management fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.85% of the R-6 class' average daily net assets through August 15, 2012. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's management fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[3]	Effective January, 1, 2011, the fund added a second performance benchmark index, the Russell 2500® Index.
[4]	Lifetime period is measured from the inception date of Class A shares

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 15, 2011